Stockholders’ Equity (Details) - Diamir Biosciences Corp [Member] - USD ($)	3 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025
Stockholders’ Equity [Line Items]
Stock-based compensation expense	$ 0	$ 14,577
Unrecognized stock-based compensation expense related to options	0
Debt discount	15,459	$ 8,936
Exchange of warrants shares (in Shares)		29,336
Warrant exercise price (in Dollars per share)		$ 5.87
Number of shares issuable in exchange (in Shares)		29,336
Option [Member]
Stockholders’ Equity [Line Items]
Unrecognized stock-based compensation expense related to options	1,093,712
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Unrecognized stock-based compensation expense related to restricted stock units	$ 652,080
Founders [Member]
Stockholders’ Equity [Line Items]
Debt discount		$ 12,694
2014 Stock Option Plan [Member]
Stockholders’ Equity [Line Items]
Options issuable (in Shares)			600,000